OTHER LONG-TERM ASSETS - Summary (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Deferred income tax assets (Note 19)	$ 1,070	$ 509
Employee post-retirement benefits (Note 27)	563	312
Long-term contract assets (Note 5)	355	249
Keystone environmental provision recovery (Note 17)	240	0
Capital projects in development	99	42
Fair value of derivative contracts (Note 28)	91	48
Keystone XL contractual recoveries (Note 6)	44	50
Other	323	193
Total other assets	$ 2,785	$ 1,403